Long-Term Employee Benefit Liabilities - Long-Term Employee Benefits Liabilities (Detail) (USD $) In Millions, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Employee Benefit Plans [Line Items]
Defined benefit pension plans and other	$ 230	$ 143	$ 97
Termination and long service arrangements	286	229	212
Retirement medical benefits plans	39	37	34
Other long-term employee benefits	5	10	13
Long-term employee benefit obligations	$ 560	$ 419	$ 356